UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-13326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               October 6, 2009
     ---------------------          -------------            -----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $   242,675
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                                As of: 6/30/2009

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  --------   -------------------  ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE     SHRS OR  SH/   PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------    ---------  --------   -------  ----  ----  ---------- --------  ----  ------  -----
ALLIANCE BERNSTEIN             Common Stocks     01881G106      583     21,382              SOLE                 21,382
ALTRIA GROUP                   Common Stocks     02209S103      454     25,506              SOLE                 25,506
BANK OF AMERICA                Common Stocks     060505104    1,007     59,527              SOLE                 59,527
BLACKROCK INC                  Common Stocks     09247X101      290      1,338              SOLE                  1,338
BP PLC  SPONS ADR              Common Stocks     055622104    1,094     20,543              SOLE                 20,543
BRISTOL MYERS SQUIBB           Common Stocks     110122108    1,909     84,790              SOLE                 84,790
CITIGROUP INC                  Common Stocks     172967101      758    156,667              SOLE                156,667
COLGATE PALMOLIVE              Common Stocks     194162103      902     11,827              SOLE                 11,827
DUKE ENERGY                    Common Stocks     26441C105    1,051     66,756              SOLE                 66,756
ENERGY TRANSFER PARTNERS       Common Stocks     29273R109      396      9,295              SOLE                  9,295
EXXON MOBIL CORP               Common Stocks     30231G102    1,105     16,109              SOLE                 16,109
GENERAL MARITIME CORP          Common Stocks     Y2693R101      257     33,176              SOLE                 33,176
GOLDMAN SACHS GROUP INC        Common Stocks     38141G104      314      1,704              SOLE                  1,704
JEFFERIES GROUP                Common Stocks     472319102      696     25,554              SOLE                 25,554
KIMBERLY-CLARK                 Common Stocks     494368103      704     11,935              SOLE                 11,935
KRAFT FOODS                    Common Stocks     50075N104      365     13,892              SOLE                 13,892
KROGER CO                      Common Stocks     501044101      353     17,120              SOLE                 17,120
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109      284     42,603              SOLE                 42,603
LOEWS CORP-CAROLINA GROUP      Common Stocks     544147101      308      4,141              SOLE                  4,141
MARATHON OIL CORP              Common Stocks     565849106    1,010     31,666              SOLE                 31,666
MERCK & CO                     Common Stocks     589331107    1,160     36,670              SOLE                 36,670
MICROSOFT CORP                 Common Stocks     594918104    2,567     99,802              SOLE                 99,802
PFIZER INC                     Common Stocks     717081103      524     31,640              SOLE                 31,640
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109    1,491     30,583              SOLE                 30,583
PROCTER & GAMBL                Common Stocks     742718109      388      6,693              SOLE                  6,693
RAYMOND JAMES FIN              Common Stocks     754730109      651     27,946              SOLE                 27,946
SCHLUMBERGER                   Common Stocks     806857108      828     13,891              SOLE                 13,891
SCHWAB CHARLES CORP            Common Stocks     808513105      390     20,385              SOLE                 20,385
SMUCKER JM CO                  Common Stocks     832696405      272      5,140              SOLE                  5,140
T ROWE PRICE GROUP             Common Stocks     74144T108      251      5,485              SOLE                  5,485
TEEKAY TANKERS                 Common Stocks     Y8565N102      106     12,690              SOLE                 12,690
TRANSOCEAN INC NEW             Common Stocks     H8817H100      634      7,415              SOLE                  7,415
VODAFONE GROUP                 Common Stocks     92857W209    1,457     64,749              SOLE                 64,749
WALT DISNEY CO                 Common Stocks     254687106      586     21,349              SOLE                 21,349
AEGEAN MARINE PETROLEUM NETW   Common Stocks     Y0017S102    9,698    431,022              SOLE                431,022
ALLETE INC.                    Common Stocks     018522300    2,858     85,129              SOLE                 85,129
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101    1,707    108,031              SOLE                108,031
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409    3,017    166,302              SOLE                166,302
APOLLO GROUP A                 Common Stocks     037604105      604      8,193              SOLE                  8,193
ARIES MARITIME TRANSPORT LTD   Common Stocks     G0474B105        9     13,000              SOLE                 13,000
BARD C R                       Common Stocks     067383109      524      6,672              SOLE                  6,672
CABOT OIL & GAS                Common Stocks     127097103    3,217     89,980              SOLE                 89,980
CAPSTEAD MORTGAGE CORP         Common Stocks     14067E506    1,723    123,875              SOLE                123,875
CHATTEM INC                    Common Stocks     162456107    4,201     63,257              SOLE                 63,257
CMS ENERGY                     Common Stocks     125896100    3,474    259,278              SOLE                259,278
COGENT INC.                    Common Stocks     19239Y108    5,548    549,305              SOLE                549,305
COMSTOCK RES                   Common Stocks     205768203    1,708     42,621              SOLE                 42,621
CONSOL ENERGY INC              Common Stocks     20854P109      723     16,029              SOLE                 16,029
DEAN FOODS                     Common Stocks     242370104    6,134    344,813              SOLE                344,813
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207    2,071     35,723              SOLE                 35,723
EXELON CORPORATION             Common Stocks     30161N101      686     13,829              SOLE                 13,829
EZCORP INC                     Common Stocks     302301106    7,571    554,228              SOLE                554,228
FIDLTY NATL FIN                Common Stocks     31620R105    4,880    323,577              SOLE                323,577
FISERV INC                     Common Stocks     337738108      776     16,093              SOLE                 16,093
FRONTIER COMMUNICATIONS        Common Stocks     35906A108    4,443    589,257              SOLE                589,257
FTI CONSULTING INC             Common Stocks     302941109    7,588    178,073              SOLE                178,073
GENCO SHIPPING & TRADING       Common Stocks     Y2685T107    4,953    238,344              SOLE                238,344
GLOBAL IND                     Common Stocks     379336100    3,484    366,769              SOLE                366,769
GOODRICH PETROLEUM             Common Stocks     382410405    2,505     97,061              SOLE                 97,061
HANESBRANDS INC                Common Stocks     410345102    6,886    321,795              SOLE                321,795
HCC INSURANCE                  Common Stocks     404132102    7,155    261,592              SOLE                261,592
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107    2,377    158,705              SOLE                158,705
HOLLY CORP                     Common Stocks     435758305    4,684    182,829              SOLE                182,829
HYPERCOM CORP                  Common Stocks     44913M105    1,534    494,852              SOLE                494,852
ID SYSTEMS                     Common Stocks     449489103      968    244,443              SOLE                244,443
INTERDIGITAL INC               Common Stocks     45867G101    2,911    125,698              SOLE                125,698
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630    1,210     21,451              SOLE                 21,451
JARDEN CORP                    Common Stocks     471109108    5,393    192,131              SOLE                192,131
JOHN WILEY & SONS INC          Common Stocks     968223206    5,720    164,468              SOLE                164,468
KBR INC                        Common Stocks     48242W106    4,905    210,601              SOLE                210,601
LENDER PROCESSING              Common Stocks     52602E102    7,199    188,592              SOLE                188,592
LTC PROPERTIES                 Common Stocks     502175102    7,556    314,324              SOLE                314,324
McDERMOTT INTL                 Common Stocks     580037109    6,443    254,951              SOLE                254,951
NAVIGANT CONSULTING CO         Common Stocks     63935N107    4,564    338,072              SOLE                338,072
NAVIOS MARITIME                Common Stocks     Y62196103    3,706    754,687              SOLE                754,687
OMEGA HEALTHCARE REIT          Common Stocks     681936100    7,724    482,170              SOLE                482,170
OMEGA NAVIGATION               Common Stocks     Y6476R105    1,575    478,766              SOLE                478,766
PARKWAY PPTIES                 Common Stocks     70159Q104    2,669    135,489              SOLE                135,489
PARTNERRE LTD                  Common Stocks     G6852T105    3,605     46,853              SOLE                 46,853
PETROHAWK ENERGY CORP          Common Stocks     716495106    3,958    163,490              SOLE                163,490
REPUBLIC SVCS INC              Common Stocks     760759100    3,937    148,169              SOLE                148,169
SCHERING PLOUGH                Common Stocks     806605101    1,027     36,345              SOLE                 36,345
STEALTHGAS, INC                Common Stocks     Y81669106    2,376    378,287              SOLE                378,287
SUPERIOR ENERGY                Common Stocks     868157108    6,235    276,881              SOLE                276,881
SWIFT ENERGY                   Common Stocks     870738101    4,565    192,765              SOLE                192,765
TERRA INDUSTRIE                Common Stocks     880915103    5,597    161,430              SOLE                161,430
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102      908     20,787              SOLE                 20,787
TRANSOCEAN INC NEW             Common Stocks     H8817H100      774      9,048              SOLE                  9,048
UIL HOLDINGS CORP              Common Stocks     902748102    4,027    152,594              SOLE                152,594
VANTAGE DRILLING               Common Stocks     G93205113    1,800    983,357              SOLE                983,357
VERISIGN INC                   Common Stocks     92343E102    3,362    141,929              SOLE                141,929
WINDSTREAM CORP                Common Stocks     97381W104      693     68,440              SOLE                 68,440
WRIGHT EXPRESS CORP            Common Stocks     98233Q105    4,739    160,583              SOLE                160,583
XTO ENERGY INC                 Common Stocks     98385X106      647     15,668              SOLE                 15,668